Provision For Post-Retirement Health Care Costs (Tables)	12 Months Ended
Dec. 31, 2012
Accured Post-Retirement Health Care Costs

	December 31, 2012	December 31, 2011
Gold Fields Group (excluding South Deep) accrued post-retirement health care costs (a)	2.1	2.1
South Deep accrued post-retirement health care costs (b)	—	—

Gold Fields Group accrued post-retirement health care costs	2.1	2.1

Gold Fields Group (excluding South Deep)
Funded Status and Amounts Recognized for Post-Retirement Health Care Costs

The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs:

	December 31, 2012	December 31, 2011
Actuarial present value	2.1	2.1
Plan assets at fair value	—	—

Accumulated benefit obligation in excess of plan assets	2.1	2.1
Prior service costs	—	—
Unrecognized net (gain)/loss	—	—

Post-retirement health care liability	2.1	2.1

The following is a reconciliation of the benefit obligation:
Balance at beginning of year	2.1	2.6
Service costs	0.2	0.1
Contributions paid	(0.1)	(0.2)
Foreign currency translation adjustment	(0.1)	(0.4)

Balance at end of year	2.1	2.1

South Deep Gold Mine
Net Periodic Benefit Cost

	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	0.2	0.1	(0.1)	0.9

Net periodic benefit cost	0.2	0.1	(0.1)	0.9